Restricted cash (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents	$ 260,466	$ 178,951	$ 187,401